Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (0.0%)	Shares/ Par +	Value $ (000’s)

Energy (0.0%)
Noble Corp. PLC *,Æ	2,440	66
Noble Finance Co. *, d	20,347	550
Valaris, Ltd. *	1,429	50

Total		666

Total Common Stocks (Cost: $259)		666

Corporate Bonds (63.2%)
Basic Materials (2.5%)
ALROSA Finance SA
3.100%, 6/25/27 144A	8,500,000	8,755
4.650%, 4/9/24 144A	500,000	535
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	312
INEOS Finance PLC
2.875%, 5/1/26 144A EUR ¥	2,700,000	3,151
2.875%, 5/1/26 EUR §,¥	3,400,000	3,968
INEOS Styrolution Group GmbH
2.250%, 1/16/27 144A EUR ¥	200,000	229
2.250%, 1/16/27 EUR §,¥	3,200,000	3,664
MMK International Capital DAC 4.375%, 6/13/24 144A	1,400,000	1,492
Sappi Papier Holding GmbH 3.125%, 4/15/26 EUR §,¥	300,000	354
Sasol Financing USA LLC 5.875%, 3/27/24	500,000	527
Syngenta Finance NV
4.441%, 4/24/23 144A	200,000	209
4.892%, 4/24/25 144A	5,900,000	6,457
5.182%, 4/24/28 144A	2,800,000	3,146

Total		32,799

Communications (6.2%)

Altice Financing SA
3.000%, 1/15/28 EUR §,¥	200,000	218
4.250%, 8/15/29 144A EUR ¥	2,300,000	2,614
5.750%, 8/15/29 144A	5,400,000	5,231
Altice France Holding SA
6.000%, 2/15/28 144A	1,700,000	1,633
8.000%, 5/15/27 EUR §,¥	1,000,000	1,232
Altice France SA
4.000%, 7/15/29 144A EUR ¥	1,850,000	2,109
4.000%, 7/15/29 EUR §,¥	1,400,000	1,596
4.250%, 10/15/29 144A EUR ¥	400,000	458
5.500%, 10/15/29 144A	800,000	792
7.375%, 5/1/26 144A	3,342,000	3,468
8.125%, 2/1/27 144A	3,200,000	3,443
AT&T, Inc.
3.100%, 2/1/43	1,800,000	1,726
3.500%, 9/15/53	237,000	235
3.650%, 9/15/59 b	6,663,000	6,642
3.800%, 12/1/57	115,000	117
Baidu, Inc.
3.875%, 9/29/23	200,000	211

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)

Communications continued
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,543
4.500%, 6/1/33 144A	800,000	814
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,899
4.800%, 3/1/50	200,000	224
5.125%, 7/1/49 b	3,300,000	3,882
5.375%, 4/1/38	100,000	121
CommScope, Inc. 4.750%, 9/1/29 144A	5,700,000	5,693
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/1/26 144A	1,800,000	1,883
Deutsche Telekom International Finance 8.750%, 6/15/30	475,000	708
Intelsat Jackson Holdings SA
5.500%, 8/1/23 j	700,000	390
8.500%, 10/15/24 144A j	200,000	114
9.750%, 7/15/25 144A j	100,000	54
Lumen Technologies, Inc. 4.000%, 2/15/27 144A	100,000	102
Qwest Corp. 7.250%, 9/15/25	500,000	595
Sprint Communications, Inc. 11.500%, 11/15/21	400,000	404
Sprint Corp.
7.125%, 6/15/24	100,000	114
7.875%, 9/15/23 b	6,400,000	7,151
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,485
Summer (BC) Bidco B LLC 5.500%, 10/31/26 144A	400,000	410
Time Warner Cable LLC
5.875%, 11/15/40	300,000	378
6.750%, 6/15/39	200,000	274
UPC Broadband Finco BV 4.875%, 7/15/31 144A	4,800,000	4,915
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,¥	1,200,000	1,627
4.250%, 1/15/30 GBP §,¥	3,200,000	4,355
5.000%, 4/15/27 GBP §,¥	500,000	698
VMED O2 UK Financing I PLC
3.250%, 1/31/31 EUR §,¥	1,200,000	1,426
4.000%, 1/31/29 144A GBP ¥	2,600,000	3,529
4.500%, 7/15/31 144A GBP ¥	400,000	550
4.750%, 7/15/31 144A	1,100,000	1,124
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 b	1,700,000	2,080

Total		81,267

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (10.4%)
Adient Global Holdings, Ltd. 3.500%, 8/15/24 EUR §,¥	400,000	467
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	937,148	1,012
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	184,322	205
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	195,286	199
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	350,821	355
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	838,059	855
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	167,527	169
American Airlines, Inc. / AAdvantage Loyalty IP, Ltd. 5.500%, 4/20/26 144A	300,000	315
BMW Finance NV 2.250%, 8/12/22 144A	400,000	407
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	400,000	402
4.250%, 5/15/34 144A	116,687	126
Caesars Entertainment, Inc. 5.750%, 7/1/25 144A	7,300,000	7,696
Delta Air Lines, Inc. 7.000%, 5/1/25 144A	877,000	1,023
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.500%, 10/20/25 144A	300,000	321
Ford Motor Credit Co. LLC
0.068%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	461
0.151%, (Euribor 3 Month ACT/360 plus 0.700%), 12/1/24 EUR ¥	1,300,000	1,479
0.177%, (Euribor 3 Month ACT/360 plus 0.730%), 11/15/23 EUR ¥	100,000	115
0.999%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	200
1.360%, (ICE LIBOR USD 3 Month plus 1.235%), 2/15/23	600,000	598
1.744%, 7/19/24 EUR ¥	200,000	234
2.330%, 11/25/25 EUR ¥	100,000	119
2.386%, 2/17/26 EUR ¥	100,000	119
2.700%, 8/10/26	1,400,000	1,403
2.748%, 6/14/24 GBP ¥	700,000	953
3.021%, 3/6/24 EUR ¥	900,000	1,087
3.096%, 5/4/23	500,000	508
3.250%, 9/15/25 EUR ¥	300,000	370
3.278%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	201
3.350%, 11/1/22	1,400,000	1,425
3.625%, 6/17/31 b	2,900,000	2,918
3.815%, 11/2/27	300,000	311
4.063%, 11/1/24 b	3,200,000	3,365
4.134%, 8/4/25	200,000	211

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.389%, 1/8/26	800,000	853
4.535%, 3/6/25 GBP ¥	100,000	143
5.584%, 3/18/24	600,000	645
5.596%, 1/7/22	1,500,000	1,518
Fortune Star BVI, Ltd. 5.050%, 1/27/27 §	2,000,000	1,966
General Motors Financial Co., Inc. 5.100%, 1/17/24	1,200,000	1,310
Hawaiian Airlines, Series 2020-1, Class A 7.375%, 9/15/27 144A	885,226	1,031
Hyatt Hotels Corp. 3.120%, (ICE LIBOR USD 3 Month plus 3.000%), 9/1/22	700,000	701
IHO Verwaltungs GmbH
3.625%, 5/15/25 EUR §,¥	800,000	942
3.750%, 9/15/26 EUR §,¥	5,100,000	6,016
Jaguar Land Rover Automotive PLC
3.875%, 3/1/23 GBP §,¥	2,500,000	3,400
4.500%, 7/15/28 144A EUR ¥	200,000	228
5.875%, 11/15/24 EUR §,¥	2,300,000	2,837
JetBlue Airways Corp. 4.000%, 5/15/34	870,553	947
John Lewis PLC 4.250%, 12/18/34 GBP §,¥	1,000,000	1,393
Las Vegas Sands Corp.
3.500%, 8/18/26	100,000	102
3.900%, 8/8/29	100,000	102
Marks & Spencer PLC
4.500%, 7/10/27 GBP §,¥	400,000	575
6.000%, 6/12/25 GBP §,¥	1,000,000	1,503
Mattel, Inc. 3.375%, 4/1/26 144A	100,000	103
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	5,700,000	5,714
5.375%, 12/4/29 144A	700,000	712
MGM Resorts International 7.750%, 3/15/22 b	6,400,000	6,576
Mileage Plus Holdings LLC 6.500%, 6/20/27 144A	3,300,000	3,588
Mitchells & Butlers Finance PLC
0.520%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,087,658	1,385
0.566%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	197,756	187
6.469%, 9/15/32 GBP §,¥	200,000	303
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	401
Nissan Motor Co., Ltd.
2.652%, 3/17/26 EUR §,¥	100,000	126
3.201%, 9/17/28 144A EUR ¥	500,000	650
4.345%, 9/17/27 144A	6,400,000	7,031
4.810%, 9/17/30 144A	500,000	562
QVC, Inc. 4.375%, 3/15/23	1,075,000	1,121
Renault SA
1.250%, 6/24/25 EUR §,¥	900,000	1,032
2.375%, 5/25/26 EUR §,¥	4,800,000	5,616
Royal Caribbean Cruises, Ltd. 9.125%, 6/15/23 144A	1,100,000	1,195

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Sands China, Ltd.
2.300%, 3/8/27 144A	400,000	387
3.250%, 8/8/31 144A	1,100,000	1,061
3.800%, 1/8/26	1,700,000	1,752
5.400%, 8/8/28 b	3,200,000	3,534
Southwest Airlines Co.
5.125%, 6/15/27	1,000,000	1,169
5.250%, 5/4/25	1,000,000	1,129
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	110
4.875%, 3/15/27	1,200,000	1,349
Travis Perkins PLC
4.500%, 9/7/23 GBP §,¥	1,900,000	2,705
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.000%, 10/11/27	669,544	707
United Airlines Pass-Through Trust, Series 2019-2, Class A
2.900%, 11/1/29	95,568	95
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.875%, 4/15/29 b	2,689,678	3,010
United Airlines, Inc.
4.375%, 4/15/26 144A	200,000	205
4.625%, 4/15/29 144A	500,000	517
US Airways Pass-Through Trust, Series 2012-1, Class A
5.900%, 4/1/26	729,827	768
Volkswagen Bank GmbH
1.250%, 6/10/24 EUR §,¥	3,000,000	3,589
Volkswagen Financial Services Aktiengesellschaft
0.875%, 4/12/23 EUR §,¥	200,000	235
Volkswagen International Finance NV
3.875%, 6/17/29 EUR §,µ,¥	2,100,000	2,696
Volkswagen Leasing GmbH
2.625%, 1/15/24 EUR §,¥	1,800,000	2,213
Wynn Macau, Ltd.
4.875%, 10/1/24 144A	4,100,000	3,985
5.125%, 12/15/29 144A	1,100,000	1,034
5.500%, 1/15/26 144A	200,000	194
5.500%, 1/15/26 §	500,000	485
5.500%, 10/1/27 144A	200,000	191
5.500%, 10/1/27 §	200,000	191
5.625%, 8/26/28 144A	300,000	286
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	806
ZF Europe Finance BV
2.000%, 2/23/26 EUR §,¥	2,000,000	2,337
ZF Finance GmbH
2.750%, 5/25/27 EUR §,¥	4,300,000	5,156
3.750%, 9/21/28 EUR §,¥	2,000,000	2,525
Total		136,564

Consumer, Non-cyclical (4.4%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP §,¥	100,000	137
2.875%, 7/31/43 GBP §,¥	2,900,000	3,912
4.875%, 7/31/43 GBP §,¥	1,200,000	1,727

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
AbbVie, Inc.
1.500%, 11/15/23 EUR ¥	400,000	479
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,¥	500,000	609
1.875%, 3/26/32 EUR §,¥	600,000	740
3.000%, 3/27/31 EUR §,¥	600,000	810
3.375%, 11/27/26 GBP §,¥	2,100,000	3,034
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas LuxCo 4 SARL
3.625%, 6/1/28 144A EUR ¥	1,400,000	1,592
Atlantia SpA
1.625%, 2/3/25 EUR §,¥	1,200,000	1,425
1.875%, 7/13/27 EUR §,¥	400,000	482
1.875%, 2/12/28 EUR §,¥	4,400,000	5,300
Bacardi, Ltd.
4.700%, 5/15/28 144A	2,900,000	3,350
BAT Capital Corp.
3.222%, 8/15/24	100,000	106
3.557%, 8/15/27	500,000	539
Bausch Health Cos., Inc.
4.875%, 6/1/28 144A	300,000	311
Bellis Acquisition Co. PLC
3.250%, 2/16/26 144A GBP ¥	4,000,000	5,294
Centene Corp.
4.250%, 12/15/27	200,000	209
4.625%, 12/15/29	500,000	545
Constellation Brands, Inc.
3.700%, 12/6/26	200,000	220
Coty, Inc.
4.000%, 4/15/23 EUR §,¥	1,880,000	2,190
5.000%, 4/15/26 144A	2,900,000	2,962
CVS Pass-Through Trust
5.926%, 1/10/34 144A	640,054	771
7.507%, 1/10/32 144A	65,080	82
DaVita HealthCare Partners, Inc.
4.625%, 6/1/30 144A	1,900,000	1,954
Grifols Escrow Issuer SA
3.875%, 10/15/28 144A EUR ¥	1,000,000	1,171
Gruenenthal GmbH
3.625%, 11/15/26 144A EUR ¥	400,000	481
HCA, Inc.
4.750%, 5/1/23 b	2,655,000	2,821
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	214
Loxam SAS
2.875%, 4/15/26 EUR §,¥	100,000	116
3.250%, 1/14/25 EUR §,¥	900,000	1,051
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 7/15/29 144A	600,000	587
4.750%, 7/15/31 144A	900,000	875
Organon Finance 1 LLC
2.875%, 4/30/28 144A EUR ¥	400,000	473
4.125%, 4/30/28 144A	1,100,000	1,122
Perrigo Finance Unlimited Co.
3.150%, 6/15/30	200,000	207
Q-Park Holding I BV
2.000%, 3/1/27 EUR §,¥	2,000,000	2,210

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
9.750%, 12/1/26 144A	500,000	528
Sysco Corp.
5.650%, 4/1/25	1,100,000	1,265
Teva Pharmaceutical Finance Co. BV
3.650%, 11/10/21 b	2,800,000	2,803
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	700,000	701
Teva Pharmaceutical Finance Netherlands II BV
1.125%, 10/15/24 EUR §,¥	600,000	663
1.250%, 3/31/23 EUR §,¥	720,000	819
4.500%, 3/1/25 EUR ¥	800,000	961
Total		57,848

Diversified (0.1%)
CVS Pass-Through Trust
4.704%, 1/10/36 144A	380,261	431
Stena International SA
6.125%, 2/1/25 144A	400,000	414
Total		845

Energy (9.3%)
Aker BP ASA
3.750%, 1/15/30 144A	400,000	428
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.625%, 7/15/26 144A	100,000	104
Boardwalk Pipelines LP
3.400%, 2/15/31	200,000	210
CGG SA
7.750%, 4/1/27 EUR §,¥	200,000	235
8.750%, 4/1/27 144A	2,100,000	2,113
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	100,000	116
Cheniere Energy Partners LP
4.000%, 3/1/31 144A	1,400,000	1,466
Constellation Oil Services Holding SA
10.000%, 11/9/24 144A Þ	253,248	68
Continental Resources, Inc.
4.375%, 1/15/28	1,400,000	1,549
Dolphin Energy, Ltd.
5.500%, 12/15/21 144A	1,000,000	1,009
El Paso Natural Gas Co. LLC
8.375%, 6/15/32	200,000	293
Enable Midstream Partners LP
4.950%, 5/15/28	1,200,000	1,348
Energy Transfer LP
2.900%, 5/15/25	100,000	105
3.600%, 2/1/23	100,000	103
3.750%, 5/15/30	200,000	216
5.000%, 5/15/50	200,000	231
5.250%, 4/15/29	100,000	117
6.050%, 6/1/41	100,000	124
6.500%, 2/1/42	300,000	390
6.625%, 10/15/36	500,000	656
7.500%, 7/1/38 b	1,700,000	2,361
EQT Corp.
6.625%, 2/1/25 b	5,500,000	6,295

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Gazprom Neft OAO Via GPN Capital SA
6.000%, 11/27/23 §	3,000,000	3,294
Gazprom PJSC via Gaz Finance PLC
3.500%, 7/14/31 §	600,000	597
Gray Oak Pipeline LLC
3.450%, 10/15/27 144A	500,000	527
Greenko Solar Mauritius, Ltd.
5.550%, 1/29/25 144A	1,000,000	1,020
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 b	2,382,000	3,299
Kinder Morgan, Inc.
7.750%, 1/15/32	1,216,000	1,745
Midwest Connector Capital Co. LLC
3.625%, 4/1/22 144A	300,000	304
3.900%, 4/1/24 144A	200,000	209
MPLX LP
4.250%, 12/1/27	100,000	112
Newfield Exploration Co.
5.625%, 7/1/24 b	2,100,000	2,329
NGPL PipeCo LLC
7.768%, 12/15/37 144A	3,900,000	5,589
Noble Corp. PLC
11.000%, 2/15/28 144A	32,532	36
11.000%, 2/15/28	45,537	50
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,491
6.000%, 6/1/26	200,000	216
Occidental Petroleum Corp.
3.200%, 8/15/26	400,000	408
3.400%, 4/15/26	500,000	513
3.500%, 8/15/29 b	2,140,000	2,177
5.500%, 12/1/25 b	4,300,000	4,762
5.875%, 9/1/25	700,000	785
Odebrecht Drilling Norbe VIII/IX, Ltd.
7.350%, 12/1/26 §,Þ	1,681,396	933
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 11/4/21 §,µ	782,000	4
Patterson-UTI Energy, Inc.
5.150%, 11/15/29	600,000	616
Pertamina Persero PT
6.500%, 11/7/48 144A	3,800,000	5,035
Petrobras Global Finance BV
5.375%, 10/1/29 GBP ¥	1,800,000	2,662
5.500%, 6/10/51	100,000	93
6.250%, 12/14/26 GBP ¥	200,000	305
6.625%, 1/16/34 GBP ¥	300,000	466
6.900%, 3/19/49	300,000	334
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	374
5.500%, 4/12/37 §,j	4,300,000	241
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	1,198
4.750%, 2/26/29 EUR §,¥	3,500,000	4,007
4.875%, 2/21/28 EUR §,¥	600,000	702
5.625%, 1/23/46	378,000	304
5.950%, 1/28/31 b	4,300,000	4,168
6.350%, 2/12/48	100,000	84
6.490%, 1/23/27	700,000	740
6.500%, 3/13/27 b	3,200,000	3,380
6.625%, 6/15/35 b	4,200,000	3,985

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
6.625%, 6/15/38	2,000,000	1,837
6.750%, 9/21/47 b	2,900,000	2,529
6.840%, 1/23/30	1,600,000	1,653
7.690%, 1/23/50	1,880,000	1,780
Petrorio Luxembourg SARL
6.125%, 6/9/26 144A	200,000	201
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	1,185
6.650%, 1/15/37	277,000	364
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838%, 9/30/27 144A	2,109,560	2,397
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	319
5.000%, 10/1/22	1,100,000	1,135
5.875%, 3/1/22	800,000	807
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	984,808	1,077
9.250%, 7/6/24 §	861,707	942
Rio Oil Finance Trust, Series 2014-3
9.750%, 1/6/27 §	367,999	432
SA Global Sukuk, Ltd.
2.694%, 6/17/31 144A	500,000	504
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	807
5.625%, 3/1/25 b	4,900,000	5,561
5.750%, 5/15/24	800,000	891
5.875%, 6/30/26	400,000	471
Santos Finance, Ltd.
3.649%, 4/29/31 144A	700,000	713
Southwestern Energy Co.
5.375%, 2/1/29 144A	100,000	107
Tallgrass Energy Partners LP
5.500%, 1/15/28 144A	8,400,000	8,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 3/1/30	1,200,000	1,312
Transocean Guardian, Ltd.
5.875%, 1/15/24 144A	1,373,500	1,367
Transocean Poseidon, Ltd.
6.875%, 2/1/27 144A	200,000	199
Valaris, Ltd.
8.250%, 4/30/28	10,000	10
Western Midstream Operating, LP
4.350%, 2/1/25	1,200,000	1,266
6.500%, 2/1/50 b	1,900,000	2,236
Williams Partners LP
3.600%, 3/15/22 b	2,500,000	2,523
Total		121,856

Financial (24.6%)
ADLER Group SA
1.875%, 1/14/26 EUR §,¥	1,100,000	1,077
2.750%, 11/13/26 EUR §,¥	1,400,000	1,387
ADLER Real Estate AG
2.125%, 2/6/24 EUR §,¥	4,900,000	5,121

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24 b	3,600,000	3,754
3.650%, 7/21/27	500,000	531
4.450%, 4/3/26	900,000	980
4.625%, 10/15/27	500,000	557
4.875%, 1/16/24	1,200,000	1,297
Aircastle, Ltd.
2.850%, 1/26/28 144A	600,000	608
4.250%, 6/15/26	300,000	328
5.250%, 8/11/25 144A	2,400,000	2,683
Ally Financial, Inc.
3.050%, 6/5/23	400,000	415
8.000%, 11/1/31 b	1,371,000	1,977
Antares Holdings LP
2.750%, 1/15/27 144A	250,000	250
Athora Netherlands NV
2.375%, 5/17/24 EUR §,¥	700,000	844
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,¥	200,000	264
Atrium European Real Estate, Ltd.
3.000%, 9/11/25 EUR §,¥	3,439,000	4,185
Aviation Capital Group LLC
5.500%, 12/15/24 144A	1,000,000	1,121
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 144A	2,173,000	2,137
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,¥	300,000	349
2.625%, 4/28/25 EUR §,¥	3,300,000	3,908
3.625%, 9/24/24 EUR §,¥	3,800,000	4,590
5.375%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,¥	7,100,000	6,189
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,¥	500,000	463
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,¥	800,000	753
Banco Bilbao Vizcaya Argentaria SA
6.000%, (5 Year EUR Annual Swap Rate plus 6.039%), 3/29/24 EUR §,µ,¥	1,600,000	2,019
Banco Bradesco SA
2.850%, 1/27/23 144A	600,000	609
Banco BTG Pactual SA
4.500%, 1/10/25 144A	500,000	514
Banco de Sabadell SA
1.125%, (1 Year EUR Annual Swap Rate plus 1.550%), 3/11/27 EUR §,¥	200,000	238
1.750%, 5/10/24 EUR §,¥	900,000	1,077
Banco do Brasil SA
4.625%, 1/15/25 144A	1,100,000	1,162
Banco Votorantim SA
4.500%, 9/24/24 §	200,000	209
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	1,055
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 3/15/28 µ,b	4,500,000	5,136
Bank of Ireland Group PLC
7.500%, (5 Year EUR Annual Swap Rate plus 7.924%), 5/19/25 EUR §,µ,¥	1,700,000	2,312
Barclays Bank PLC
7.625%, 11/21/22	488,000	523

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.597%), 10/6/23 GBP §,¥	200,000	274
3.250%, 2/12/27 GBP §,¥	1,500,000	2,163
3.375%, (1 Year EUR Annual Swap Rate plus 3.700%), 4/2/25 EUR §,¥	1,200,000	1,504
3.650%, 3/16/25 b	3,100,000	3,331
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.867%), 12/15/25 µ	500,000	553
7.875%, (5 Year GBP Swap Rate plus 6.376%), 9/15/22 GBP §,µ,¥	400,000	568
7.875%, (5 Year GBP Swap Rate plus 6.772%), 3/15/22 GBP §,µ,¥	900,000	921
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,100,000	1,095
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	200,000	205
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	6,929
BPCE SA
2.375%, 1/14/25 144A	200,000	207
Cantor Fitzgerald LP
4.875%, 5/1/24 144A	100,000	109
6.500%, 6/17/22 144A	200,000	208
Chubb INA Holdings, Inc.
0.875%, 6/15/27 EUR ¥	200,000	240
CIT Group, Inc.
5.000%, 8/15/22	272,000	282
5.000%, 8/1/23	100,000	107
Citigroup, Inc.
1.250%, (Euribor 3 Month ACT/360 plus 1.660%), 7/6/26 EUR §,¥	200,000	241
3.400%, 5/1/26	400,000	435
Corestate Capital Holding SA
3.500%, 4/15/23 EUR §,¥	700,000	747
Country Garden Holdings Co., Ltd.
3.125%, 10/22/25 §	4,600,000	4,347
4.750%, 1/17/23 §	1,200,000	1,199
6.500%, 4/8/24 §	600,000	610
CPI Property Group SA
1.625%, 4/23/27 EUR §,¥	700,000	850
2.125%, 10/4/24 EUR §,¥	400,000	487
4.750%, 3/8/23 §	1,300,000	1,372
Credit Agricole SA
1.907%, (SOFR Index plus 1.676%), 6/16/26 144A	500,000	510
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	8,098
6.500%, 8/8/23 §	1,700,000	1,860
DAE Sukuk (DIFC), Ltd.
3.750%, 2/15/26 144A	1,000,000	1,053
Deutsche Bank AG
1.375%, (Euribor 3 Month ACT/360 plus 1.500%), 2/17/32 EUR §,¥	2,500,000	2,930
1.625%, 1/20/27 EUR §,¥	100,000	122
1.750%, (Euribor 3 Month ACT/360 plus 2.050%), 11/19/30 EUR §,¥	6,700,000	8,167
2.625%, 12/16/24 GBP §,¥	500,000	698
3.035%, (US SOFR plus 1.718%), 5/28/32	200,000	203

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.547%, (US SOFR plus 3.043%), 9/18/31	1,300,000	1,387
3.729%, (US SOFR plus 2.757%), 1/14/32	1,500,000	1,549
3.961%, (US SOFR plus 2.581%), 11/26/25	1,000,000	1,082
5.625%, (5 Year EUR Annual Swap Rate plus 6.000%), 5/19/31 EUR §,¥	4,500,000	6,184
5.882%, (US SOFR plus 5.438%), 7/8/31	400,000	472
The Doctors Co.
6.500%, 10/15/23 144A	300,000	320
EPR Properties
3.750%, 8/15/29	100,000	103
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ¥	500,000	639
2.750%, 3/29/28 EUR §,¥	1,200,000	1,534
Fidelity National Financial, Inc.
3.400%, 6/15/30	200,000	215
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	486
7.625%, 5/1/26 144A	2,100,000	2,140
8.125%, 11/15/24 144A	3,690,000	3,741
8.250%, 4/15/25 144A	782,000	798
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200,000	240
GE Capital UK Funding Unlimited Co.
5.875%, 1/18/33 GBP ¥	800,000	1,448
Globalworth Real Estate Investments, Ltd.
3.000%, 3/29/25 EUR §,¥	3,900,000	4,839
GLP Capital LP / GLP Financing II, Inc.
3.350%, 9/1/24	100,000	105
5.750%, 6/1/28	400,000	469
The Goldman Sachs Group, Inc.
0.002%, (Euribor 3 Month ACT/360 plus 0.550%), 4/21/23 EUR §,¥	900,000	1,045
0.077%, (Euribor 3 Month ACT/360 plus 0.620%), 9/26/23 EUR §,¥	300,000	349
2.125%, 9/30/24 EUR §,¥	1,200,000	1,478
3.375%, 3/27/25 EUR §,¥	200,000	258
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	317
5.872%, 5/2/23 §	5,800,000	6,120
Hospitality Properties Trust
4.350%, 10/1/24	200,000	203
4.750%, 10/1/26 b	4,900,000	4,851
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	200,000	201
2.099%, (US SOFR plus 1.929%), 6/4/26	200,000	204
2.804%, (US SOFR plus 1.187%), 5/24/32 b	3,300,000	3,344
3.900%, 5/25/26 b	2,600,000	2,864
3.973%, (ICE LIBOR USD 3 Month plus 1.610%), 5/22/30 b	4,900,000	5,408
4.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.222%), 3/9/26 µ	200,000	201
4.300%, 3/8/26 b	3,000,000	3,340
Huarong Finance 2019 Co., Ltd.
1.253%, (ICE LIBOR USD 3 Month plus 1.125%), 2/24/23 §	3,800,000	3,482
2.125%, 9/30/23 §	1,100,000	1,018
2.500%, 2/24/23 §	800,000	758

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Huarong Finance II Co., Ltd.
5.000%, 11/19/25 §	400,000	389
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 4.342%), 11/16/26 µ,b	1,800,000	1,970
6.750%, (5 Year ICE Swap Rate plus 4.204%), 4/16/24 §,µ	900,000	980
6.875%, (5 Year ICE Swap Rate plus 5.124%), 4/16/22 §,µ	200,000	205
International Lease Finance Corp.
5.875%, 8/15/22	400,000	418
8.625%, 1/15/22	400,000	409
Intesa Sanpaolo SpA
3.250%, 9/23/24 144A	300,000	317
4.000%, 9/23/29 144A	200,000	218
5.017%, 6/26/24 144A	2,700,000	2,915
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,¥	4,050,000	5,201
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,¥	900,000	1,218
Itau Unibanco Holding SA
2.900%, 1/24/23 144A	200,000	203
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.000%, 8/15/28 144A	1,500,000	1,521
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §	400,000	303
9.750%, 9/28/23 §	600,000	472
10.500%, 1/15/25 §	1,100,000	842
10.875%, 7/23/23 §	400,000	331
11.250%, 4/16/25 §	3,500,000	2,700
11.650%, 6/1/26 §	1,000,000	759
Kennedy Wilson Europe Real Estate PLC
3.950%, 6/30/22 GBP §,¥	1,604,843	2,199
Kennedy Wilson, Inc.
4.750%, 2/1/30	1,800,000	1,827
LeasePlan Corp. NV
2.875%, 10/24/24 144A	300,000	314
Liberty Mutual Finance Europe DAC
1.750%, 3/27/24 EUR §,¥	100,000	121
Lincoln Financing SARL
3.625%, 4/1/24 EUR §,¥	5,600,000	6,540
Lloyds Banking Group PLC
1.875%, (1 Year UK Gilts plus 1.300%), 1/15/26 GBP §,¥	500,000	684
2.250%, 10/16/24 GBP §,¥	2,000,000	2,784
3.500%, (1 Year EUR Annual Swap Rate plus 3.750%), 4/1/26 EUR §,¥	200,000	259
4.450%, 5/8/25 b	2,800,000	3,106
Logicor Financing SARL
3.250%, 11/13/28 EUR §,¥	600,000	803
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ¥	100,000	122
Morgan Stanley
4.000%, 7/23/25 b	3,600,000	3,966
Nationwide Building Society
4.363%, 8/1/24 144A	4,500,000	4,789
NatWest Group PLC
2.000%, (Euribor 3 Month ACT/360 plus 2.039%), 3/8/23 EUR §,¥	1,600,000	1,871

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
2.500%, 3/22/23 EUR §,¥	100,000	120
4.519%, 6/25/24	200,000	213
4.800%, 4/5/26 b	2,800,000	3,183
4.892%, 5/18/29 b	3,700,000	4,308
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 5.625%), 12/29/25 µ	500,000	560
New Metro Global, Ltd.
4.500%, 5/2/26 §	1,700,000	1,553
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 1/15/26 EUR §,µ,¥	2,600,000	3,441
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	109
4.950%, 4/1/24	100,000	109
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,100
4.000%, 9/15/30	700,000	697
Oxford Finance LLC / Oxford Finance Co- Issuer II, Inc.
6.375%, 12/15/22 144A	200,000	201
Pacific Life Global Funding II
1.200%, 6/24/25 144A	200,000	200
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	4,075
5.500%, 2/15/24 144A	112,000	122
RLJ Lodging Trust LP
3.750%, 7/1/26 144A	200,000	201
Santander UK Group Holdings PLC
0.307%, (Euribor 3 Month ACT/360 plus 0.850%), 3/27/24 EUR §,¥	400,000	468
2.896%, (US SOFR plus 1.475%), 3/15/32	800,000	816
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	4,000,000	4,376
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 6/24/24 GBP §,µ,¥	1,390,000	2,055
Sberbank of Russia Via SB Capital SA
5.250%, 5/23/23 §	4,500,000	4,736
6.125%, 2/7/22 §	1,700,000	1,730
Seazen Group, Ltd.
6.000%, 8/12/24 §	200,000	194
Sitka Holdings LLC
5.250%, (ICE LIBOR USD 3 Month plus 4.500%), 7/6/26 144A	600,000	609
Societe Generale SA
7.375%, (USD 5 Year Swap Rate plus 4.302%), 10/4/23 144A µ	300,000	325
Springleaf Finance Corp.
6.125%, 3/15/24 b	2,500,000	2,671
6.875%, 3/15/25 b	1,900,000	2,135
7.125%, 3/15/26	1,700,000	1,970
Standard Chartered PLC
7.500%, (USD 5 Year Swap Rate plus 6.301%), 4/2/22 144A µ	200,000	206
Sunac China Holdings, Ltd.
5.950%, 4/26/24 §	2,000,000	1,576
6.650%, 8/3/24 §	600,000	480
7.250%, 6/14/22 §	2,800,000	2,565
8.350%, 4/19/23 §	1,600,000	1,380
Synovus Bank
2.289%, (US SOFR plus 0.945%), 2/10/23	250,000	251

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,¥	94,465	166
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,¥	2,609,204	4,488
TP ICAP PLC
5.250%, 1/26/24 GBP §,¥	3,700,000	5,403
Trust Fibra Uno
6.390%, 1/15/50 144A	200,000	237
UBS AG
7.625%, 8/17/22 b	2,400,000	2,543
UBS Group Funding AG
4.125%, 9/24/25 144A	700,000	773
UniCredit SpA
2.200%, (Euribor 3 Month ACT/360 plus 2.550%), 7/22/27 EUR §,¥	300,000	371
2.569%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 9/22/26 144A	2,900,000	2,949
4.033%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	1,550,000	1,565
7.296%, 4/2/34 144A	5,700,000	6,910
7.830%, 12/4/23 144A	5,650,000	6,434
Unipol Gruppo SpA
3.250%, 9/23/30 EUR §,¥	2,000,000	2,692
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	382,342	580
7.395%, 3/28/24 GBP §,¥	339,200	483
Virgin Money UK PLC
3.125%, (6 Month GBP-LIBOR plus 2.569%), 6/22/25 GBP §,¥	100,000	141
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,¥	100,000	142
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,¥	500,000	732
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,¥	200,000	297
Vonovia Finance BV
5.000%, 10/2/23 144A	300,000	322
Wells Fargo & Co.
1.338%, (Euribor 3 Month ACT/360 plus 1.670%), 5/4/25 EUR §,¥	1,500,000	1,796
Weyerhaeuser Co.
7.375%, 3/15/32 b	1,500,000	2,136
Yango Justice International, Ltd.
7.500%, 4/15/24 §	4,200,000	3,272
7.875%, 9/4/24 §	600,000	409
Yanlord Land HK Co., Ltd.
5.125%, 5/20/26 §	1,900,000	1,863
Total		322,634

Industrial (3.1%)
Berry Global, Inc.
1.570%, 1/15/26 144A	100,000	100
Bombardier, Inc.
7.500%, 12/1/24 144A	200,000	208
DAE Funding LLC
1.550%, 8/1/24 144A	1,700,000	1,684
1.625%, 2/15/24 144A	1,000,000	992
2.625%, 3/20/25 144A	500,000	509
3.375%, 3/20/28 144A	700,000	721

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Industrial continued
3.375%, 3/20/28 §	200,000	206
Empresa de Transporte de Pasajeros Metro SA
4.700%, 5/7/50 §	1,400,000	1,645
Flex, Ltd.
3.750%, 2/1/26	700,000	762
Fortress Transportation & Infrastructure
5.500%, 5/1/28 144A	400,000	403
6.500%, 10/1/25 144A	6,300,000	6,485
General Electric Co.
0.875%, 5/17/25 EUR ¥	100,000	119
4.125%, 9/19/35 EUR §,¥	500,000	780
5.250%, 12/7/28 GBP ¥	300,000	495
5.550%, 1/5/26	200,000	234
5.625%, 9/16/31 GBP ¥	200,000	345
6.875%, 1/10/39	14,000	21
Greif, Inc.
6.500%, 3/1/27 144A	6,300,000	6,584
Lima Metro Line 2 Finance, Ltd.
5.875%, 7/5/34 144A	304,138	356
The Manitowoc Co., Inc.
9.000%, 4/1/26 144A	6,200,000	6,641
Rolls-Royce PLC
0.875%, 5/9/24 EUR §,¥	5,300,000	6,098
4.625%, 2/16/26 144A EUR ¥	200,000	256
4.625%, 2/16/26 EUR §,¥	1,400,000	1,796
5.750%, 10/15/27 144A	300,000	371
SMBC Aviation Capital Finance DAC
2.300%, 6/15/28 144A	200,000	201
Standard Industries, Inc.
2.250%, 11/21/26 144A EUR ¥	1,300,000	1,485
4.750%, 1/15/28 144A	950,000	986
Total		40,483

Technology (1.1%)
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	678
Dell International LLC / EMC Corp.
5.300%, 10/1/29 b	4,300,000	5,198
5.450%, 6/15/23	1,100,000	1,180
6.020%, 6/15/26	400,000	476
8.100%, 7/15/36	300,000	455
Lenovo Group, Ltd.
3.421%, 11/3/30 144A	400,000	417
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,854
5.350%, 3/1/26 144A	1,600,000	1,850
VMware, Inc.
4.500%, 5/15/25	300,000	334
4.650%, 5/15/27	1,400,000	1,607
4.700%, 5/15/30	100,000	118
Total		14,167

Utilities (1.5%)
Adani Electricity Mumbai, Ltd.
3.949%, 2/12/30 144A	300,000	299
Centrais Eletricas Brasileiras SA
4.625%, 2/4/30 144A	300,000	298
Edison International
5.750%, 6/15/27	100,000	115

Multi-Sector Bond Portfolio

Corporate Bonds (63.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Electricite de France SA
4.500%, 9/21/28 144A	900,000	1,036
FEL Energy VI SARL
5.750%, 12/1/40 §	3,282,236	3,434
FirstEnergy Corp.
7.375%, 11/15/31	400,000	546
Nakilat, Inc.
6.067%, 12/31/33 §	974,151	1,202
6.267%, 12/31/33 144A	491,358	611
National Fuel Gas Co.
5.200%, 7/15/25	300,000	334
Pacific Gas & Electric Co.
1.367%, 3/10/23	1,600,000	1,594
2.100%, 8/1/27	100,000	98
2.500%, 2/1/31	100,000	95
2.950%, 3/1/26	100,000	103
3.150%, 1/1/26	1,600,000	1,653
3.250%, 6/15/23	100,000	103
3.300%, 3/15/27	200,000	208
3.300%, 12/1/27	500,000	515
3.300%, 8/1/40 b	2,700,000	2,491
3.450%, 7/1/25	300,000	313
3.500%, 6/15/25	1,500,000	1,564
3.750%, 7/1/28	100,000	105
4.200%, 6/1/41	100,000	98
4.250%, 8/1/23	200,000	209
4.250%, 3/15/46	100,000	98
4.450%, 4/15/42	300,000	299
4.550%, 7/1/30	500,000	541
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,498
Puget Energy, Inc.
5.625%, 7/15/22	200,000	205

Total		19,665

Total Corporate Bonds (Cost: $806,404)		828,128

Convertible Corporate Bonds (0.5%)
Financial (0.5%)
Corestate Capital Holding SA
1.375%, 11/28/22 EUR §,¥	5,700,000	5,990

Total		5,990

Total Convertible Corporate Bonds (Cost: $6,005)		5,990

Governments (16.8%)
Governments (16.8%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	3,307
2.700%, 9/2/70 §	900,000	804
3.875%, 4/16/50 144A	1,500,000	1,713
Albania Government International Bond
3.500%, 6/16/27 144A EUR ¥	1,400,000	1,744
Arab Republic of Egypt
5.625%, 4/16/30 144A EUR ¥	1,550,000	1,714
7.500%, 2/16/61 144A	1,900,000	1,665
Argentine Republic Government International Bond
1.000%, 7/9/29	405,455	155

Governments (16.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.125%, 7/9/35 S	5,922,164	1,931
1.750%, 7/9/30 S	866,857	316
2.500%, 7/9/41 S,b	13,420,196	4,892
Australian Government
4.250%, 4/21/26 AUD §,¥	2,400,000	2,013
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 EUR §,¥	300,000	294
Banque Ouest Africaine de Developpement
2.750%, 1/22/33 144A EUR ¥	500,000	619
Brazilian Government International Bond
5.000%, 1/27/45	1,000,000	932
Colombia Government International Bond
5.000%, 6/15/45 b	6,000,000	5,848
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	561
4.875%, 9/23/32 §	1,700,000	1,734
6.500%, 2/15/48 144A	2,800,000	2,992
6.500%, 2/15/48 §	2,800,000	2,992
6.875%, 1/29/26 §	500,000	578
Ecuador Government International Bond
0.010%, 7/31/30 144A	323,958	173
0.500%, 7/31/35 144A	2,674,620	1,762
0.500%, 7/31/40 144A	1,225,800	713
Egypt Government International Bond
4.750%, 4/11/25 144A EUR ¥	600,000	707
6.375%, 4/11/31 144A EUR ¥	400,000	454
6.375%, 4/11/31 EUR §,¥	2,100,000	2,385
7.500%, 2/16/61 §	800,000	701
Export-Import Bank of India
3.375%, 8/5/26 §	600,000	636
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	675
7.696%, 2/23/38 §	600,000	593
7.875%, 2/16/32 §	2,800,000	2,909
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	586
8.125%, 3/26/32 144A	400,000	378
8.950%, 3/26/51 144A	600,000	547
8.950%, 3/26/51 §	200,000	182
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,¥	500,000	600
5.875%, 10/17/31 144A EUR ¥	300,000	362
6.625%, 3/22/48 144A EUR ¥	900,000	1,046
6.625%, 3/22/48 EUR §,¥	800,000	930
6.875%, 10/17/40 144A EUR ¥	400,000	494
6.875%, 10/17/40 EUR §,¥	100,000	124
Japan Government Thirty Year Bond
0.400%, 3/20/50 JPY ¥	40,000,000	336
Kingdom of Jordan
4.950%, 7/7/25 144A	300,000	313
5.850%, 7/7/30 144A	400,000	414
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	456
5.500%, 12/11/42 §	800,000	900
North Macedonia
3.675%, 6/3/26 144A EUR ¥	500,000	634
Oman Government International Bond
6.000%, 8/1/29 §	900,000	946
6.250%, 1/25/31 144A	2,300,000	2,458

Multi-Sector Bond Portfolio

Governments (16.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
6.500%, 3/8/47 §	500,000	484
6.750%, 1/17/48 §	4,800,000	4,746
Panama Government International Bond
6.700%, 1/26/36 b	1,900,000	2,525
8.125%, 4/28/34	100,000	145
Perusahaan Penerbit SBSN Indonesia III
3.400%, 3/29/22 144A	600,000	608
Provincia de Buenos Aires
37.463%, (Argentina Private Banks Deposit Rates Index plus 3.750%), 4/12/25 144A ARS §,¥	740,000	4
Republic of Belarus Ministry of Finance
5.875%, 2/24/26 144A	600,000	562
Republic of Indonesia
0.900%, 2/14/27 EUR ¥	1,700,000	1,984
1.400%, 10/30/31 EUR ¥	1,900,000	2,228
1.450%, 9/18/26 EUR ¥	700,000	841
3.375%, 7/30/25 144A EUR ¥	800,000	1,027
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,596
3.750%, 6/14/28 EUR §,¥	2,200,000	3,006
4.625%, 4/15/43 §	2,700,000	3,057
5.125%, 1/15/45 §	1,800,000	2,175
Republic of Paraguay
5.600%, 3/13/48 §	600,000	695
6.100%, 8/11/44 §	300,000	365
Republic of Peru
3.300%, 3/11/41 b	2,700,000	2,617
Republic of Serbia
1.650%, 3/3/33 144A EUR ¥	700,000	770
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,233
4.875%, 4/14/26	600,000	641
5.000%, 10/12/46	500,000	443
5.750%, 9/30/49 b	4,500,000	4,286
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ¥	1,400,000	1,546
2.875%, 4/13/42 144A EUR ¥	500,000	541
4.125%, 3/11/39 EUR §,¥	1,500,000	1,937
Russian Federation
5.625%, 4/4/42 §	2,000,000	2,589
Saudi International Bond
2.900%, 10/22/25 §	300,000	319
4.000%, 4/17/25 §	3,900,000	4,266
4.500%, 10/26/46 §	9,300,000	10,730
Sri Lanka Government International Bond
7.550%, 3/28/30 §	1,600,000	969
7.850%, 3/14/29 §	500,000	303
State of Qatar
4.400%, 4/16/50 144A	1,200,000	1,462
4.400%, 4/16/50 §	2,400,000	2,925
4.500%, 4/23/28 §	1,100,000	1,282
4.817%, 3/14/49 §	800,000	1,028
5.103%, 4/23/48 §	1,200,000	1,591
Turkey Government International Bond
4.250%, 3/13/25	1,200,000	1,163
4.750%, 1/26/26 b	2,200,000	2,124
4.875%, 4/16/43	1,900,000	1,476
4.875%, 10/9/26 b	4,000,000	3,831
5.125%, 2/17/28 b	4,300,000	4,076

Governments (16.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
5.600%, 11/14/24	400,000	405
5.750%, 5/11/47 b	4,400,000	3,645
6.125%, 10/24/28	400,000	395
Ukraine Government International Bond
4.375%, 1/27/30 144A EUR ¥	1,600,000	1,719
4.375%, 1/27/30 EUR §,¥	1,700,000	1,827
6.750%, 6/20/26 144A EUR ¥	600,000	754
6.876%, 5/21/29 144A	900,000	912
7.375%, 9/25/32 §	300,000	307
8.994%, 2/1/24 144A	1,000,000	1,100
United Mexican States
2.125%, 10/25/51 EUR ¥	1,000,000	959
3.771%, 5/24/61 b	5,400,000	4,788
US Treasury
1.875%, 8/31/24 b	7,310,000	7,601
2.125%, 3/31/24 b	3,970,000	4,139
2.125%, 11/30/24 b	3,400,000	3,566
2.250%, 11/15/24 b	15,910,000	16,746
2.250%, 2/15/27	150,000	159
2.375%, 8/15/24 b	3,700,000	3,899
2.500%, 1/31/24 b	10,590,000	11,115
2.750%, 2/15/24 b	8,700,000	9,189
2.875%, 11/30/23 b	4,230,000	4,462
Venezuela Government International Bond
6.000%, 12/9/20 §,j	32,000	3
7.000%, 3/31/38 §,j	204,000	22
7.650%, 4/21/25 §,j	1,955,000	205
8.250%, 10/13/24 §,j	356,000	38
9.000%, 5/7/23 §,j	32,000	3
9.250%, 5/7/28 §,j	1,241,000	132
9.375%, 1/13/34 j	1,400,000	151

Total		219,655

Total Governments (Cost: $222,422)		219,655

Municipal Bonds (0.7%)
Municipal Bonds (0.7%)
American Municipal Power, Inc., Series 2010-B
7.834%, 2/15/41 RB	100,000	163
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	200,000	302
City of Riverside CA Electric Revenue
7.605%, 10/1/40 RB	200,000	323
Irvine Ranch California Water District
6.622%, 5/1/40 RB	100,000	150
Los Angeles County California Public Works Financing Authority
7.618%, 8/1/40 RB	200,000	328
Metropolitan Government of Nashville & Davidson County Tennessee
6.568%, 7/1/37 RB	100,000	145
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB	97,000	148
New York City Transitional Finance Authority
5.508%, 8/1/37 RB	300,000	401
New York State Urban Development Corp.
5.770%, 3/15/39 RB	100,000	124

Multi-Sector Bond Portfolio

Municipal Bonds (0.7%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Port Authority of New York & New Jersey, Series 165
5.647%, 11/1/40 RB	1,100,000	1,543
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	200,000	279
State of Illinois
6.630%, 2/1/35 GO	245,000	304
6.725%, 4/1/35 GO	95,000	117
7.350%, 7/1/35 GO	200,000	254
Texas Public Finance Authority
8.250%, 7/1/24 RB	100,000	101
Tobacco Settlement Financing Corp. of Virginia, Series 2007-A
6.706%, 6/1/46 RB b	3,125,000	3,263
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB	800,000	1,086

Total Municipal Bonds (Cost: $6,428)		9,031

Structured Products (7.7%)
Asset Backed Securities (6.8%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.566%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	231,792	231
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
0.986%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	61,680	61
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
0.881%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	40,830	41
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
1.061%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	49,374	49
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
0.386%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36 b	7,393,431	2,685
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
1.086%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	102,034	101
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
0.956%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	17,672	18
Ares European CLO, Series 10A, Class AR
0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ¥	1,100,000	1,273
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
1.329%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	23,664	24

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
0.986%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	160,543	162
Bain Capital Euro CLO, Series 2018-2A, Class AR
1.000%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ¥	300,000	348
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
0.286%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	11,247	11
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
1.336%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	90,802	91
Cairn CLO BV, Series 2014-A4, Class ARRR
0.600%, (Euribor 3 Month ACT/360 plus 0.600%), 4/30/31 144A EUR ¥	300,000	346
Cairn CLO X BV, Series 2018-10A, Class AR
0.780%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ¥	700,000	811
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R
0.700%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ¥	900,000	1,043
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
0.296%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	97
Countrywide Alternative Loan Trust, Series 2006-5, Class M1
0.611%, (ICE LIBOR USD 1 Month plus 0.525%), 8/25/36	1,500,000	1,470
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
1.661%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	100
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	272	–	p
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
0.786%, (ICE LIBOR USD 1 Month plus 0.700%), 3/25/36	83,275	79
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.553%, (AFC), 7/25/36 S	100,000	100
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
0.226%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	445,865	424
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
0.666%, (ICE LIBOR USD 1 Month plus 0.580%), 7/25/36	7,328	7
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
0.666%, (ICE LIBOR USD 1 Month plus 0.580%), 8/25/36	32,440	32

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
0.566%, (ICE LIBOR USD 1 Month plus 0.480%), 2/25/37	900,000	842
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
0.226%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	18,630	18
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
0.926%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	1,620,774	1,593
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
0.286%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	863,282	810
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
0.636%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	1,340,903	1,188
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
0.706%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	3,475	3
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
0.650%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ¥	800,000	927
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
1.136%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	251,657	253
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
0.620%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ¥	300,000	346
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
0.226%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	4,649	5
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5
04/25/36	121,288	120
Fremont Home Loan Trust, Series 2005-2, Class M4
1.016%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	297
GSAA Home Equity Trust, Series 2006-17, Class A1
0.206%, (ICE LIBOR USD 1 Month plus 0.120%), 11/25/36	51,133	18
GSAMP Trust, Series 2004-WF, Class M2
1.736%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	14,664	15
GSAMP Trust, Series 2007-FM2, Class A2B
0.176%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	173,326	126
GSAMP Trust, Series 2007-NC1, Class A2A
0.136%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	13,832	9

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Harvest CLO XX DAC, Series 2020-A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ¥	600,000	694
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
0.426%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	440
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
0.866%, (ICE LIBOR USD 1 Month plus 0.780%), 11/25/35	195,318	195
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
0.246%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	351,873	237
KKR Financial CLO, Ltd., Series 9, Class AR2
1.076%, (ICE LIBOR USD 3 Month plus 0.950%), 7/15/30 144A	2,200,000	2,198
Laurelin DAC, Series 2016-1A, Class ARR
0.720%, (Euribor 3 Month ACT/360 plus 0.720%), 10/20/31 144A EUR ¥	400,000	461
LCM XV LP, Series 2015-A, Class AR2
1.134%, (ICE LIBOR USD 3 Month plus 1.000%), 7/20/30 144A	1,800,000	1,800
Lehman XS Trust, Series 2005-4, Class 1A3
0.886%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	4,231	4
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
0.686%, (ICE LIBOR USD 1 Month plus 0.600%), 2/25/36	58,802	55
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
0.626%, (ICE LIBOR USD 1 Month plus 0.540%), 5/25/46	295,432	136
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
0.386%, (ICE LIBOR USD 1 Month plus 0.300%), 5/25/36	1,171,744	792
Man GLG EURO CLO III DAC, Series 3A, Class AR
0.680%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ¥	400,000	463
Marathon CLO, Ltd., Series 2017-9A, Class A1AR
1.276%, (ICE LIBOR USD 3 Month plus 1.150%), 4/15/29 144A	2,200,000	2,201
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
1.166%, (ICE LIBOR USD 3 Month plus 1.040%), 10/15/30 144A	5,200,000	5,200
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
0.986%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	100,315	99
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
0.386%, (ICE LIBOR USD 1 Month plus 0.300%), 3/25/36 b	10,661,671	10,016

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
0.286%, (ICE LIBOR USD 1 Month plus 0.200%), 8/25/36	2,096,088	820
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
0.236%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	898,706	398
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
0.536%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	836,337	600
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
0.666%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	780
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
0.791%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	159
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
1.076%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	208,405	210
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
0.246%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	65,247	37
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
0.226%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	59,972	35
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
0.336%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	61,224	35
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
1.661%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	35,405	35
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
1.436%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	21,133	21
Mountain View CLO, Ltd., Series 2019-1A, Class A1
1.246%, (ICE LIBOR USD 3 Month plus 1.120%), 4/15/29 144A	1,489,097	1,489
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
0.246%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	347,307	343
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
0.740%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ¥	1,200,000	1,385
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
0.669%, (ICE LIBOR USD 1 Month plus 0.585%), (AFC), 2/25/36	84,264	84

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
RAAC Series, Series 2007-RP4, Class A
0.436%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	210,235	205
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6
5.340%, 1/25/37 S	1,526,392	750
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
0.806%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	5,224	5
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
0.701%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	3,998	4
Residential Asset Securities Corp., Series 2007-KS1, Class A3
0.236%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	45,133	45
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
0.426%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,568
Saranac CLO, Ltd., Series 2018-6A, Class A1R
1.256%, (ICE LIBOR USD 3 Month plus 1.140%), 8/13/31 144A	2,900,000	2,896
Saxon Asset Securities Trust, Series 2006-1, Class M1
0.549%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	261,855	262
Sculptor CLO XXV, Ltd., Series 25A, Class A1
1.404%, (ICE LIBOR USD 3 Month plus 1.270%), 1/15/31 144A	2,100,000	2,097
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
1.046%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	49,268	45
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR2
1.128%, (ICE LIBOR USD 3 Month plus 0.990%), 1/23/29 144A	642,441	642
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
1.105%, (ICE LIBOR USD 3 Month plus 0.980%), 7/25/30 144A	5,200,000	5,196
Soundview Home Loan Trust, Series 2005-3, Class M3
0.911%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	5,733	6
Soundview Home Loan Trust, Series 2006-2, Class M2
0.611%, (ICE LIBOR USD 1 Month plus 0.525%), 3/25/36	307,865	307
Soundview Home Loan Trust, Series 2006-3, Class A3
0.406%, (ICE LIBOR USD 1 Month plus 0.320%), 11/25/36	15,527	16

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
0.646%, (ICE LIBOR USD 1 Month plus 0.560%), 5/25/36	159,632	159
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
0.396%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,637,736	6,671
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
1.061%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	169,765	170
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
1.061%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	57,739	58
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
0.851%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	401,714	400
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
0.236%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	11,189	11
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
0.426%, (ICE LIBOR USD 1 Month plus 0.340%), 12/25/36	217,445	215
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
0.506%, (ICE LIBOR USD 1 Month plus 0.420%), 2/25/37	73,863	73
Toro European CLO 6 DAC, Series 6A, Class AR
0.920%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ¥	500,000	580
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.346%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	760,055	756
Venture CDO, Ltd., Series 2018-33A, Class A1LR
1.186%, (ICE LIBOR USD 3 Month plus 1.060%), 7/15/31 144A	1,000,000	999
Venture XIV CLO, Ltd., Series 2013-14A, Class ARR
1.151%, (ICE LIBOR USD 3 Month plus 1.030%), 8/28/29 144A	5,500,000	5,500
Venture XXV CLO, Ltd., Series 2016-25A, Class ARR
1.154%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/29 144A	4,187,247	4,187
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
1.110%, (ICE LIBOR USD 3 Month plus 0.990%), 7/20/30 144A	200,000	200
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
1.174%, (ICE LIBOR USD 3 Month plus 1.040%), 9/15/30 144A	300,000	300

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
0.236%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	131,625	123
Wellfleet CLO, Ltd., Series 2015-1A, Class AR4
0.980%, (ICE LIBOR USD 3 Month plus 0.890%), 7/20/29 144A	1,900,000	1,898
Wellfleet CLO, Ltd., Series 2017-1, Class 1A
1.024%, (ICE LIBOR USD 3 Month plus 0.890%), 4/20/29 144A	5,407,046	5,398
Total		89,338

Mortgage Securities (0.9%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
1.655%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	460	–p
Banc of America Funding Trust, Series 2005-H, Class 5A1
2.426%, (CSTR), 11/20/35	120,442	112
Banc of America Funding Trust, Series 2006-J, Class 4A1
3.411%, (CSTR), 1/20/47	39,970	39
Banc of America Funding Trust, Series 2007-6, Class A1
0.376%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	52,283	51
Barclays Capital LLC, Series 2009-RR14, Class 2A2
3.114%, (CSTR), 7/26/36 144A	19,013	18
Barclays Capital LLC, Series 2009-RR5, Class 3A3
6.250%, (CSTR), 8/26/36 144A	2,157,491	1,185
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
2.934%, (CSTR), 7/25/34	1,418	1
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.253%, (CSTR), 11/25/36	136,329	93
Bear Stearns ARM Trust, Series 2007-4, Class 22A1
3.291%, (CSTR), 6/25/47	78,285	79
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	2,417	3
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA
3.124%, (CSTR), 9/25/37	8,304	8
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A
4.004%, (CSTR), 9/25/37	34,848	37
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A
3.108%, (CSTR), 3/25/37	328,585	311
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	13,130	13

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1
6.000%, 3/25/35	275,004	181
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.744%, (ICE LIBOR USD 1 Month plus 0.660%), 11/20/35	5,005	5
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
1.572%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	13,488	14
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	134,295	107
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8
5.500%, 2/25/35	119,038	122
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	1,530	2
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13
5.500%, 11/25/35	167,194	127
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	113,142	61
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
0.586%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	382,001	123
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
2.747%, (CSTR), 5/25/36	8,912	8
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
0.277%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	11,254	10
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
0.282%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	26,786	24
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
0.507%, (ICE LIBOR USD 1 Month plus 0.420%), 5/20/46	342,052	311
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
0.297%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	8,431	7
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	225,744	140
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
0.226%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	32,950	30
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-22, Class 3A1
2.324%, (CSTR), 10/25/35	10,139	9

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2005-HYB8, Class 1A1
2.665%, (CSTR), 12/20/35	3,365	3
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	17,711	11
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	107,029	73
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
1.052%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	36,224	14
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
0.626%, (ICE LIBOR USD 1 Month plus 0.540%), 4/25/46	959,930	337
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1
2.983%, (CSTR), 3/25/37	7,827	7
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	417	–p
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	363,225	359
EMF-NL BV, Series 2008-APRX, Class A2
0.252%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,¥	112,572	126
Eurosail-NL BV, Series 2007-NL2X, Class A
0.952%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §,¥	56,640	66
Federal National Mortgage Association, Series 2003-W6, Class F
0.434%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	17,978	18
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	179,192	112
GSR Mortgage Loan Trust, Series 2005- AR6, Class 1A1
2.746%, (CSTR), 9/25/35	1,913	2
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	81,205	55
GSR Mortgage Loan Trust, Series 2006- AR1, Class 2A1
2.967%, (CSTR), 1/25/36	1,324	1
GSR Mortgage Loan Trust, Series 2007- AR1, Class 2A1
2.773%, (CSTR), 3/25/47	7,908	6
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
0.707%, (ICE LIBOR USD 1 Month plus 0.620%), (AFC), 11/19/35	8,608	8

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
0.567%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	13,918	14
HomeBanc Mortgage Trust, Series 2005-1, Class A1
0.586%, (ICE LIBOR USD 1 Month plus 0.500%), 3/25/35	4,538	4
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
0.526%, (ICE LIBOR USD 1 Month plus 0.440%), 11/25/35	939,616	899
Impac Secured Assets Trust, Series 2007-1, Class A2
0.246%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	24,486	24
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
2.889%, (CSTR), 10/25/34	18,057	18
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
0.566%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	1,534	2
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
0.686%, (ICE LIBOR USD 1 Month plus 0.600%), 7/25/35	9,768	9
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1
2.483%, (CSTR), 10/25/35	8,124	7
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
2.681%, (CSTR), 7/25/35	5,389	6
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
2.752%, (CSTR), 6/25/37	42,020	35
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
2.946%, (CSTR), 12/25/35	86,375	74
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
2.100%, (CSTR), 2/25/36	2,147	2
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
2.978%, (CSTR), 5/25/36	9,425	9
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A
2.295%, (CSTR), 7/25/35	13,545	13
New Residential Mortgage Loan Trust , Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	1,401,629	1,399
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
3.110%, (CSTR), 8/25/35	2,460	3
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1
0.466%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/36	6,238	6

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
0.466%, (ICE LIBOR USD 1 Month plus 0.380%), 9/25/36	17,155	18
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
0.226%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	10,335	10
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,300,487	1,384
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
0.406%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	44,378	44
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
1.979%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	420,953	418
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
0.446%, (ICE LIBOR USD 1 Month plus 0.360%), (AFC), 7/25/46	191,340	171
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1
0.736%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	9,966	9
Towd Point Mortgage Funding, Series 2019- GR4A, Class A1
1.097%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP ¥	1,812,128	2,460
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
2.598%, (CSTR, AFC), 2/25/33	793	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.144%, (CSTR), 10/25/36	18,170	18
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
2.907%, (CSTR), 3/25/36	136,897	139
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
2.909%, (CSTR), 8/25/36	8,785	8
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.093%, (CSTR), 2/25/37	3,104	3
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
0.792%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	286,743	255
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
2.573%, (CSTR), 7/25/37	42,440	39
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
2.635%, (CSTR), 4/25/36	38,322	38

Multi-Sector Bond Portfolio

Structured Products (7.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
2.700%, (CSTR), 11/25/37	29,543	30
Total		11,998

Total Structured Products (Cost: $97,937)		101,336

Bank Loan Obligations (3.2%)
Bank Loan Obligations (3.2%)
Adient U.S. LLC, 3.630%, (ICE LIBOR USD 1 Month plus 3.500%), 4/8/28b	6,683,250	6,681
Altice Financing SA, 2.880%, 1/31/26	1,175,572	1,156
Altice France SA, 2.880%, (US LIBOR plus 2.750%), 7/31/25	194,911	192
Avolon TLB Borrower 1 LLC, 2.380%, (ICE LIBOR USD 1 Month plus 2.250%), 12/1/27	1,191,000	1,191
Casino Guichard Perrachon SA, 3.960%, (Euribor 3 Month ACT/360 plus 4.000%), 8/31/25 EUR¥	1,300,000	1,508
CenturyLink, Inc., 2.380%, (ICE LIBOR USD 1 Month plus 2.250%), 3/15/27b	5,298,842	5,236
Charter Communications Operating LLC, 1.880%, (ICE LIBOR USD 1 Month plus 1.750%), 2/1/27b	3,389,819	3,368
CommScope, Inc., 3.380%, (US LIBOR plus 3.250%), 4/6/26	490,000	487
Connect Finco SARL, 3.630%, (ICE LIBOR USD 1 Month plus 3.500%), 12/11/26	1,182,000	1,182
Coty, Inc., 1.710%, (Euribor 3 Month ACT/360 plus 1.750%), 4/5/23 EUR¥	86,448	99
Dell International LLC, 1.880%, (ICE LIBOR USD 1 Month plus 1.750%), 9/19/25	972,432	972
Enterprise Merger Sub, Inc., 3.880%, (US LIBOR plus 3.750%), 10/10/25	486,250	432
Grifols SA, 2.210%, (Euribor 3 Month ACT/360 plus 2.250%), 11/15/27 EUR¥	1,965,000	2,249
Hilton Worldwide Finance LLC, 1.880%, (US LIBOR plus 1.750%), 6/22/26	1,120,295	1,110
INEOS Quattro Finance 2 PLC, 2.880%, (ICE LIBOR USD 1 Month plus 2.750%), 1/29/26b	3,391,500	3,392
Intelsat Jackson Holdings SA, 4.880%, (ICE LIBOR USD 1 Month plus 4.750%), 10/13/22	68,185	68
Sigma Bidco BV, 3.460%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,800
SOCAR Turkey Energy, Inc., 3.410%, (Euribor 3 Month ACT/360 plus 3.450%), 8/17/26 EUR¥	5,800,000	6,668
Standard Industries, Inc., 2.630%, (ICE LIBOR USD 1 Month plus 2.500%), 9/22/28	1,900,000	1,900
Summer BC Holdco B SARL, 4.630%, (ICE LIBOR USD 1 Month plus 4.500%), 12/4/26	1,000,000	1,001
Valeant Pharmaceuticals International, Inc., 3.130%, (US LIBOR plus 3.000%), 6/2/25	250,735	250

Bank Loan Obligations (3.2%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Ziggo Finance Partnership BV, 2.630%, (ICE LIBOR USD 1 Month plus 2.500%), 4/30/28	1,555,228	1,542

Total Bank Loan Obligations (Cost: $42,794)		42,484

Short-Term Investments (7.3%)
Governments (7.0%)
US Treasury
0.000%, 10/7/21b	5,000,000	5,000
0.000%, 1/4/22b	8,400,000	8,399
0.000%, 2/17/22b	5,100,000	5,099
0.000%, 3/10/22b	4,600,000	4,599
0.000%, 3/24/22b	18,900,000	18,895
0.000%, 3/31/22b	29,700,000	29,692
0.000%, 11/12/21b	5,100,000	5,100
0.000%, 11/26/21b	9,400,000	9,399
0.000%, 12/2/21b	5,000,000	5,000
Total		91,183

Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#,b	3,156,679	3,157
Total		3,157

Utilities (0.1%)
Pacific Gas & Electric Co.
1.750%, 6/16/22	800,000	799
Total		799

Total Short-Term Investments (Cost: $95,141)		95,139

Total Investments (99.4%) (Cost: $1,277,390)@		1,302,429

Other Assets, Less Liabilities (0.6%)		7,976

Net Assets (100.0%)		1,310,405

Multi-Sector Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Adler Group AG	BNP Paribas	(1.100)%	9/22/2021	open	EUR	(1,328)	$(1,538)
Adler Real Estate AG	JP Morgan Chase Bank NA	(1.000)%	9/7/2021	open	EUR	(4,512)	(5,226)
							$(6,764)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	2,600	26	12/21	$3,191	$(21)	$2
Ten-Year Euro-Bund Future	Long	EUR	15,900	159	12/21	31,277	(490)	(61)
Ten-Year UK Gilt Future	Long	GBP	2,400	24	12/21	4,047	(122)	(17)
Ten-Year US Treasury Note Future	Long	USD	122,600	1,226	12/21	161,353	(2,205)	172
Two-Year US Treasury Note Future	Long	USD	65,600	328	12/21	72,178	(39)	13
Ultra Long Term US Treasury Bond Future	Long	USD	33,700	337	12/21	64,388	(2,389)	(64)
Ultra Ten-Year US Treasury Note Future	Long	USD	23,300	233	12/21	33,843	(575)	40
							$(5,841)	$85

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP - SONIO Compounded-OIS	0.500%	3/27	6,300	GBP	$31	$106	$137	$9
1-Day GBP - SONIO Compounded-OIS	0.750%	3/32	2,400	GBP	(19)	86	67	3
3-Month USD-LIBOR	1.750%	12/31	8,100	USD	(342)	206	(136)	(12)
3-Month USD-LIBOR	2.500%	12/24	7,000	USD	(214)	(187)	(401)	(1)
3-Month USD-LIBOR	1.250%	6/25	1,400	USD	(46)	24	(22)	–p
3-Month USD-LIBOR	1.000%	12/25	48,330	USD	(1,062)	917	(145)	(21)
6-Month EUR-EURIBOR	0.500%	3/52	7,100	EUR	(295)	297	2	39
					$(1,947)	$1,449	$(498)	$17
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	0.880%	3/24	12,600	CAD	$–	$(50)	$(50)	$2
3-Month Canada Bankers Acceptances	2.500%	6/29	8,000	CAD	137	186	323	8
					$137	$136	$273	$10

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	1.817%	37,600	USD	$(1,319)	$(183)	$(1,502)	$(17)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	2.015%	33,400	USD	(1,027)	(331)	(1,358)	(26)
Markit CDX Emerging Markets Index, Series 35	1.000%	6/26	1.721%	1,000	USD	(33)	1	(32)	(1)
Markit CDX North America Investment Grade Index, Series 35	1.000%	12/25	0.424%	200	USD	4	1	5	–p
Markit CDX North America Investment Grade Index, Series 36	1.000%	6/26	0.481%	5,600	USD	129	6	135	(10)
Markit CDX North America Investment Grade Index, Series 37	1.000%	12/26	0.531%	8,700	USD	211	(3)	208	(5)
Markit iTraxx Europe Crossover Index, Series 35	5.000%	6/26	2.351%	28,300	EUR	3,690	144	3,834	(167)
Markit iTraxx Europe Crossover Index, Series 35	1.000%	6/26	0.450%	40,300	EUR	1,169	53	1,222	(10)
Markit iTraxx Europe Crossover Index, Series 36	5.000%	12/26	2.533%	31,400	EUR	4,477	(167)	4,310	(103)
Markit iTraxx Europe Crossover Index, Series 36	1.000%	12/26	0.500%	12,700	EUR	396	(10)	386	(5)
						$7,697	$(489)	$7,208	$(344)
Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/26	0.550%	100	USD	$2	$–	$2	$ –p
AT&T, Inc.	1.000%	6/24	0.367%	200	USD	(1)	4	3	–p
AT&T, Inc.	1.000%	6/25	0.439%	100	USD	(3)	5	2	–p
Atlantia SpA	1.000%	12/25	0.980%	1,400	EUR	(58)	59	1	(1)
Auchan Holding SA	1.000%	12/27	0.858%	100	EUR	(2)	3	1	–p
Casino Guichard Perrachon SA	5.000%	6/23	3.144%	600	EUR	20	–	20	(1)
Casino Guichard Perrachon SA	1.000%	12/21	1.968%	1,000	EUR	(4)	2	(2)	–p
Casino Guichard Perrachon SA	5.000%	6/22	1.952%	1,500	EUR	(55)	93	38	(1)
Casino Guichard Perrachon SA	5.000%	12/22	2.417%	1,700	EUR	(43)	103	60	(2)
Ford Motor Co.	5.000%	12/23	1.243%	200	USD	16	1	17	–p
Ford Motor Co.	5.000%	12/23	1.243%	700	USD	45	13	58	–p
General Electric Co.	1.000%	12/26	0.767%	400	USD	5	–	5	–p
General Electric Co.	1.000%	6/24	0.415%	900	USD	(5)	19	14	–p
General Electric Co.	1.000%	12/24	0.458%	400	USD	(4)	11	7	–p
General Electric Co.	1.000%	6/26	0.696%	3,800	USD	40	14	54	(1)
Glencore Finance Europe, Ltd.	5.000%	12/25	1.014%	2,700	EUR	530	(4)	526	–p

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Glencore Finance Europe, Ltd.	5.000%	12/27	1.603%	1,600	EUR	$413	$(32)	$381	$	–p
Marks & Spencer PLC	1.000%	12/24	1.000%	2,900	EUR	(89)	88	(1)		–p
Marks & Spencer PLC	1.000%	12/25	1.321%	500	EUR	(32)	24	(8)		–p
Marks & Spencer PLC	1.000%	6/27	1.812%	100	EUR	(8)	3	(5)		–p
Telefonica Emisiones SAU	1.000%	6/26	0.549%	3,200	EUR	51	28	79		(1)
						$818	$434	$1,252		$(7)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$ 61	$227	$288	$(385)	$(142)	$(527)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	AUD	6,104	4,413	10/5/2021	$—	$(47)	$(47)
Sell	Barclays Bank PLC	AUD	8,953	6,473	10/5/2021	129	—	129
Sell	Bank of America NA	CAD	393	310	10/4/2021	2	—	2
Buy	Bank of America NA	CNH	38,368	5,944	10/22/2021	19	—	19
Buy	BNP Paribas SA	CNH	22,863	3,542	10/22/2021	14	—	14
Buy	Goldman Sachs Bank USA	CNH	11,587	1,795	10/22/2021	8	—	8
Buy	HSBC Bank USA NA	CNH	2,792	433	10/22/2021	1	—	1
Buy	Goldman Sachs Bank USA	CNH	12,817	1,977	12/15/2021	6	—	6
Sell	HSBC Bank USA NA	CNH	85,134	13,188	10/22/2021	—	(15)	(15)
Sell	HSBC Bank USA NA	CNH	2,799	433	11/22/2021	—	(1)	(1)
Buy	Bank of America NA	EUR	13,892	16,092	10/4/2021	—	(345)	(345)
Buy	JP Morgan Chase Bank NA	EUR	2,382	2,759	10/4/2021	—	(44)	(44)
Buy	Royal Bank Of Canada	EUR	1,002	1,161	10/4/2021	—	(14)	(14)
Buy	UBS AG	EUR	1,645	1,905	10/4/2021	—	(21)	(21)
Sell	Royal Bank Of Canada	EUR	234,268	271,365	10/4/2021	5,351	—	5,351
Sell	Royal Bank Of Canada	EUR	215,347	249,583	11/2/2021	128	—	128
Buy	Bank of America NA	GBP	52,308	70,480	10/4/2021	—	(248)	(248)
Buy	BNP Paribas SA	GBP	767	1,033	10/4/2021	—	(18)	(18)
Sell	Barclays Bank PLC	GBP	52,715	71,028	10/4/2021	1,234	—	1,234
Sell	UBS AG	GBP	360	485	10/4/2021	11	—	11
Sell	Bank of America NA	GBP	52,308	70,482	11/2/2021	249	—	249
Buy	JP Morgan Chase Bank NA	IDR	258,369	18	11/15/2021	—	—p	—p
Buy	Goldman Sachs Bank USA	IDR	380,991	26	12/15/2021	—	—p	—p
Sell	BNP Paribas SA	JPY	35,600	320	10/4/2021	4	—	4
Sell	Barclays Bank PLC	JPY	35,600	320	11/2/2021	—	(1)	(1)
Buy	BNP Paribas SA	MXN	9,380	454	10/5/2021	—	(8)	(8)
Buy	BNP Paribas SA	MXN	9,380	448	1/12/2022	—	(10)	(10)
Sell	BNP Paribas SA	MXN	9,380	454	10/5/2021	10	—	10
Sell	BNP Paribas SA	MXN	8,276	399	11/8/2021	11	—	11
Buy	BNP Paribas SA	NOK	56,915	6,511	10/4/2021	71	—	71
Sell	HSBC Bank USA NA	NOK	57,000	6,520	10/4/2021	36	—	36
Buy	Barclays Bank PLC	RUB	1,745	24	10/22/2021	—p	—	—p
Buy	JP Morgan Chase Bank NA	RUB	152	2	10/22/2021	—p	—	—p
Buy	Bank of America NA	RUB	100	1	11/22/2021	—p	—	—p

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	RUB	723	10	11/22/2021	$	—p	$—	$	—p
Buy	Goldman Sachs Bank USA	RUB	760	10	11/22/2021		—p	—		—p
Buy	HSBC Bank USA NA	RUB	53	1	11/22/2021		—p	—		—p
Buy	UBS AG	RUB	414	6	11/22/2021		—p	—		—p
Buy	Goldman Sachs Bank USA	RUB	1,745	24	12/20/2021		—p	—		—p
Buy	Barclays Bank PLC	SEK	56,085	6,406	10/4/2021		—	(88)		(88)
Sell	Goldman Sachs Bank USA	SEK	56,265	6,427	10/4/2021		108	—		108
Buy	Goldman Sachs Bank USA	ZAR	361	24	12/15/2021		—	(1)		(1)
Buy	HSBC Bank USA NA	ZAR	473	31	12/15/2021		—	(2)		(2)
							$7,392	$(863)		$6,529

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Atlantia SpA	JP Morgan Chase Bank NA	1.000%	6/26	1.064%	EUR	200	$(7)	$6	$(1)
Casino Guichard Perrachon SA	JP Morgan Chase Bank NA	5.000%	12/22	2.417%	EUR	100	3	1	4
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.122%	EUR	1,000	235	(3)	232
Hochtief AG	JP Morgan Chase Bank NA	5.000%	12/26	1.122%	EUR	1,800	428	(11)	417
Intrum AB	Barclays Bank PLC	5.000%	12/24	1.817%	EUR	100	6	6	12
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	200	13	10	23
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	200	11	12	23
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	200	12	11	23
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	300	20	15	35
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	300	21	14	35
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	400	29	17	46
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	400	29	17	46
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	500	27	31	58
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	600	36	33	69
Intrum AB	Goldman Sachs International	5.000%	12/24	1.817%	EUR	600	43	26	69
Intrum AB	JP Morgan Chase Bank NA	5.000%	12/24	1.817%	EUR	800	43	50	93
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	1.817%	EUR	100	6	6	12
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	1.817%	EUR	100	6	6	12

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Intrum AB	Morgan Stanley Capital Services	5.000%	12/24	1.817%	EUR	200	$14	$9	$23
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	1.407%	USD	5,700	(234)	35	(199)
United Mexican States	Morgan Stanley Capital Services	1.000%	12/26	1.016%	USD	900	2	(3)	(1)
							$743	$288	$1,031

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)

	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$ 7,392	$ 1,232	$ 8,624	$ (863)	—	$ (201)	$ (1,064)

Restricted Securities

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Noble Finance Co.	2/5/21	$237	$550	0.04%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $369,634 representing 28.2% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2021, the aggregate value of these securities was $356,453 (in thousands), representing 27.2% of net assets.

b

Cash or securities with an aggregate value of $397,476 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

f	Defaulted Security
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
Þ	PIK - Payment In Kind. PIK rate of Constellation Oil Services Holding SA 10.000%. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
p	Amount is less than one thousand.
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,277,943 and the net unrealized appreciation of investments based on that cost was $27,545 which is comprised of $66,570 aggregate gross unrealized appreciation and $39,025 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$42,484	$—
Common Stocks
Energy	600	—	66
Convertible Corporate Bonds	—	5,990	—
Municipal Bonds	—	9,031	—
Corporate Bonds	—	828,128	—
Governments	—	219,655	—
Structured Products	—	101,336	—
Short-Term Investments
Money Market Funds	3,157	—	—
All Others	—	91,982	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	7,392	—
Interest Rate Swaps	—	529	—
Credit Default Swaps	—	12,600	—
Total Assets:	$3,757	$1,319,127	$66
Liabilities:
Other Financial Instruments^
Futures	(5,841)	—	—
Forward Foreign Currency Contracts	—	(863)	—
Interest Rate Swaps	—	(754)	—
Credit Default Swaps	—	(3,109)	—
Reverse Repurchase Agreements	—	(6,764)	—
Total Liabilities:	$(5,841)	$(11,490)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2021.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand